Risk management and concentrations of risk - Effect of cash flow hedge accounting on accumulated other comprehensive income (OCI) and earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance, Before tax gains (losses)	$ (5,902)	$ (3,612)	$ (6,947)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Before tax gains (losses)	(625)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)	(13,535)	412	2,480
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	956	855	855
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	987	(3,557)
Other comprehensive income for period, Before tax gains (losses)	(12,217)	(2,290)	3,335
Ending Balance, Before tax gains (losses)	(18,119)	(5,902)	(3,612)
Beginning Balance, Tax benefit (expense)	565	864	1,211
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	0	(299)	(347)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Tax benefit (expense)	(389)
Other comprehensive income for period, Tax benefit (expense)	(389)	(299)	(347)
Ending Balance, Tax benefit (expense)	176	565	864
Beginning Balance, Net of tax	(5,337)	(2,748)	(5,736)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax	(625)
Effective portion of unrealized loss on cash flow hedge, Net of tax	(13,535)	412	2,480
Reclassification of amortization of cash flow hedge to earnings, Net of tax	956	556	508
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax	598	(3,557)
Other comprehensive income for period, Net of tax	(12,606)	(2,589)	2,988
Ending Balance, Net of tax	(17,943)	$ (5,337)	$ (2,748)
Gain (loss) reclassified to earnings, tax	389
Interest Expense [Member]
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	(956)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	(987)
Gain (loss) reclassified to earnings	$ (1,943)